Contingencies and related obligations	6 Months Ended
Jun. 30, 2022
Contingencies and related obligations
Contingencies and related obligations

D2     Contingencies and related obligations

The Group is involved in various litigation and regulatory proceedings. While the outcome of such litigation and regulatory issues cannot be predicted with certainty, the Group believes that their ultimate outcome will not have a material adverse effect on the Group’s financial condition, results of operations, or cash flows.

There have been no material changes to the Group’s contingencies and related obligations in the six months ended 30 June 2022.